Basis of Presentation	6 Months Ended
Jun. 30, 2016
Basis of Presentation [Abstract]
Basis of presentation

1.Basis of Presentation

The accompanying unaudited consolidated financial statements of Tsakos Energy Navigation Limited (the “Holding Company”) and subsidiaries (collectively, the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 6-K and Article 10 of Regulation S-X of the U.S. Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for fair presentation have been included. Operating results for the six months ended June 30, 2016 are not necessarily indicative of the results that may be expected for the year ending December 31, 2016.

The consolidated balance sheet as of December 31, 2015, has been derived from the audited financial statements included in the Company’s annual report on Form 20-F filed with the Securities and Exchange Commission on April 5, 2016 (“Annual Report”), but does not include all of the footnotes required by US.GAAP for complete financial statements.

A discussion of the Company’s significant accounting policies can be found in Note 1 of the Company’s consolidated financial statements included in the Annual Report. There have been no material changes to these policies in the six-month period ended June 30, 2016, except for as discussed below:

(a) Debt issuance costs: In April 2015, Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2015-03 -- Interest – Imputation of Interest to simplify the presentation of debt issuance costs. Previous guidance generally required entities to capitalize costs paid to third parties that are directly related to issuing debt and that otherwise wouldn't be incurred and present those amounts separately as deferred charges (i.e., assets). However, the discount or premium resulting from the difference between the net proceeds received upon debt issuance and the amount payable at maturity is presented as a direct deduction from or an addition to the face amount of the debt. The new guidance simplifies financial reporting by eliminating the different presentation requirements for debt issuance costs and debt discounts or premiums. Upon adoption, an entity must apply the new guidance retrospectively to all prior periods presented in the financial statements.

On January 1, 2016, the Company adopted ASU No. 2015-03 -- Interest – Imputation of Interest effective for the financial statements for the fiscal year ending December 31, 2016 and interim periods within this fiscal year and thus presents deferred financing costs, net of accumulated amortization, as a reduction of long-term debt and capital lease obligation. In order to conform with the current period presentation, the Company has reduced Deferred charges, net by $7,531 and has decreased the amount of the related current and non-current obligations by $1,336 and $6,195, respectively on the consolidated balance sheet as of December 31, 2015 (see Notes 5 and 6). This reclassification has no impact on the Company's results of operations, cash flows and net assets for any period.

(b)  On January 1, 2016, the Company adopted ASU No. 2015-02 Consolidation (Topic 810), Amendments to the Consolidation Analysis effective for the fiscal year ending December 31, 2016 and interim periods within this fiscal year. The adoption of this guidance had no impact on the Company's results of operations, cash flows and net assets for any period.

(c)  On January 1, 2016, the Company adopted ASU No. 2015-16 Business Combinations (Topic 805), Simplifying the Accounting for Measurement-Period Adjustments effective for the fiscal year ending December 31, 2016 and interim periods within this fiscal year. The adoption of this guidance had no impact on the Company's results of operations, cash flows and net assets for any period.

New accounting pronouncements

In January 2016, the FASB issued ASU No. 2016-01—Financial Instruments – Overall (Subtopic 825-10) which includes the requirement for all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). This update is effective for all entities for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. Early adoption is not permitted. The Company has not yet determined what impact, if any, the adoption of the new standard will have on its consolidated financial position, results of operations or cash flows.

In March 2016, the FASB issued ASU No. 2016-07—Investments—Equity Method and Joint Ventures (Topic 323) to simplify the accounting for equity method investments which eliminates the requirement in Topic 323 that an entity retroactively adopt the equity method of accounting if an investment qualifies for use of the equity method as a result of an increase in the level of ownership or degree of influence. The amendments require that the equity method investor add the cost of acquiring the additional interest in the investee to the current basis of the investor's previously held interest and adopt the equity method of accounting as of the date the investment becomes qualified for equity method accounting. This update is effective for all entities for fiscal years beginning after December 15, 2016 and interim periods within those fiscal years. Early adoption is permitted. The Company believes that the implementation of this update will not have any material impact on its consolidated financial statements and has not elected early adoption.

In March 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), which clarifies the guidance in ASU 2014-09 and has the same effective date as the original standard. On August 12, 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers, which amends ASU No. 2014-09 (issued by the FASB on May 28, 2014), outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. This standard is effective for public entities with reporting periods beginning after December 15, 2017. Early application is permitted only as of annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2016. The Company is currently evaluating the impact, if any, of the adoption of this new standard.

In March 2016, the FASB issued ASU 2016-09, Compensation — Stock Compensation: Improvements to Employee Share-Based Payment Accounting which is intended to simplify several areas of accounting for share-based compensation arrangements, including the income tax impact, classification on the statement of cash flows and forfeitures. This standard is effective for public entities with annual periods beginning after December 15, 2016, and interim periods within those annual periods. Early adoption is permitted in any interim or annual period.  The Company believes that the implementation of this update will not have any material impact on its consolidated financial statements and has not elected early adoption.

In April 2016, the FASB issued ASU 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing which is intended to clarify how an entity should evaluate the nature of its promise in granting a license of Intellectual Property (“IP”), which will determine whether it recognizes revenue over time or at a point in time. This standard is effective for public entities with annual periods beginning after December 15, 2017, and interim periods within those annual periods. Early adoption is permitted only as of annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2016.  The Company believes that the implementation of this update will not have any material impact on its consolidated financial statements and has not elected early adoption.

In June 2016, the FASB issued ASU 2016-13– Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 amends guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities. For public entities, the amendments of this Update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early application is permitted. Management is in the process of assessing the impact of the amendment of this Update on the Company's consolidated financial position and performance.

In August 2016, the FASB issued ASU No. 2016-15- Statement of Cash Flows (Topic 230) – Classification of Certain Cash Receipts and Cash Payments which addresses the following eight specific cash flow issues with the objective of reducing the existing diversity in practice: Debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (COLIs) (including bank-owned life insurance policies (BOLIs)); distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. ASU 2016-15 is effective for fiscal years beginning after December 15, 2017 including interim periods within that reporting period, however early adoption is permitted. The Company is currently evaluating the provisions of this guidance and assessing its impact on its consolidated financial statements and notes disclosures.